Taxes (Tables)	5 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2020
Schedule of significant components of the income tax benefit (provision)

The income tax provision consists of the following:

	December 31,	December 31,
	2020	2019

Federal
Current expense	$495,442	$1,237,860
Deferred (benefit) expense	(157,029)	9,657

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	148,348	—

Income tax provision	$486,761	$1,247,517

Schedule of reconciliation of the relevant statutory rate to the effective tax rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31,	December 31,
	2020	2019

Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Transaction costs attributable to Initial Public Offering	0.0%	(1.8)%
Loss on conversion option liability	(0.5)%	0.0%
Loss on warrant liability	(6.3)%	(28.5)%
Loss on Prosus agreement	(14.7)%	0.0%
Valuation allowance	(0.2)%	0.0%
Income tax provision	(0.7)%	(9.3)%

Schedule of deferred tax assets and liabilities

The following is a summary of the Company's net deferred tax asset (liability):

	December 31,	December 31,
	2020	2019

Deferred tax asset (liability)
Startup and organizational expenses	$148,348	$—
Unrealized gain on marketable securities	(976)	(9,657)
Total deferred tax asset (liability)	147,372	(9,657)
Valuation Allowance	(148,348)	—
Deferred tax asset (liability), net of allowance	$(976)	$(9,657)

SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Schedule of significant components of the income tax benefit (provision)

Significant components of the income tax benefit (provision) consist of the following (in thousands):

	Successor	Predecessor
	August 28, 2020	February 1, 2020	Year Ended	Year Ended
	through January 31,	through August 27,	January 31,	January 31,
	2021	2020	2020	2019
CURRENT:
Luxembourg	$—	$—	$—	$—
Ireland	(268)	333	1,099	1,559
United States	1,012	588	2,405	652
Other foreign locations	462	1,300	1,949	3,231
Current tax provision	1,206	2,221	5,453	5,442
DEFERRED:
Luxembourg	2,594	—	—	—
Ireland	(1,856)	43,483	8,533	1,517
United States	(19,265)	17,256	(2,693)	(1,906)
Other foreign locations	(4,613)	5,495	(81)	(26)
Deferred tax (benefit) / provision	(23,140)	66,234	5,759	(415)
Income tax (benefit) / provision	$(21,934)	$68,455	$11,212	$5,027

Schedule of U.S. and foreign components of (loss) income before income taxes

The following table presents the U.S. and foreign components of (loss) income before income taxes (in thousands):

	Successor	Predecessor
	August 28, 2020	February 1, 2020	Year Ended	Year Ended
	through January 31,	through August 27,	January 31,	January 31,
	2021	2020	2020	2019
Luxembourg	$9,220	$—	$—	$—
Ireland	(3,741)	2,437,738	(645,360)	(336,002)
United States	(86,333)	364,827	(197,600)	(62,805)
Other foreign locations	(34,802)	29,902	4,967	3,995
(Loss) income before income taxes	$(115,656)	$2,832,467	$(837,993)	$(394,812)

Schedule of reconciliation of the relevant statutory rate to the effective tax rate

	Successor	Predecessor
	August 28, 2020	February 1, 2020	Year Ended	Year Ended
	through January 31,	through August 27,	January 31,	January 31,
	2021	2020	2020	2019
Income tax provision (benefit) at
Luxembourg (24.9%) / Irish statutory rate (12.5%)	(24.9)%	12.5%	(12.5)%	(12.5)%
Increase (decrease) in tax resulting from:
US State income taxes, net of federal benefit	(5.7)	(0.2)	(0.2)	(0.8)
Foreign rate differential	6.1	(0.2)	(1.9)	(1.2)
Other permanent items	(0.1)	0.7	1.2	2.5
Transaction costs	(7.6)	0.2
Unrecognized tax benefit	(0.4)	—	0.2	0.3
Change in valuation allowance	3.5	(4.2)	5.5	9.6
Impairment of goodwill	—	0.8	7.9	—
Reorganization and fresh start adjustments	9.6	(7.3)	—	—
Other	0.5	0.1	1.2	3.4
Effective tax rate – provision (benefit)	(19.0)%	2.4%	1.4%	1.3%

Schedule of deferred tax assets and liabilities

Significant components of the Company’s deferred tax assets and liabilities as of the periods presented were as follows (in thousands):

	Successor	Predecessor
	January 31, 2021	January 31, 2020
ASSETS:
Net operating loss carryforwards	$13,517	$29,753
Deferred interest expense	35,852	145,399
Customer relationships	—	6,888
Reserves and accruals	9,038	7,204
Lease liabilities	3,862	—
Tax credits	99	5,893
Transaction costs	19,532	4,216
Other intangibles	3,505	7,237
Gross deferred tax assets	85,405	206,590
Less: Valuation allowance	(45,567)	(160,531)
Net deferred tax assets	$39,838	$46,059
LIABILITIES:
Intangibles	$(99,587)	$(78,017)
Property and equipment, net	(2,971)	(5,665)
Accrued Interest	(4,522)	—
Right-of-use asset	(3,141)	—
Deferred revenue	(6,199)	—
Other	(4,426)	—
Gross deferred tax liabilities	(120,846)	(83,682)
Total net deferred tax liabilities, net	$(81,008)	$(37,623)

Schedule of unrecognized tax benefits

	Successor	Predecessor
	August 28, 2020	February 1, 2020	Year Ended	Year Ended
	through January 31,	through August 27,	January 31,	January 31,
	2021	2020	2020	2019
Unrecognized tax benefits, beginning balances	$3,768	$3,773	$2,081	$5,035
Increases for tax positions taken during the current period	—	—	—	—
Increases for tax positions taken during a prior period	37	35	1,987	915
Decreases for tax positions taken during a prior period	—	(40)	(295)	(3,736)
Other	452	—	—	—
Decreases resulting from the expiration of statute of limitations	(339)	—	—	(133)
Unrecognized tax benefits, ending balance	$3,918	$3,768	$3,773	$2,081